Property, Plant and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Investment	$ 10,300,000			¥ 73.3
Construction cost incurred	6,537,800			¥ 46.6
Gain Loss on disposal of property and equipment	(36,694)	$ (2,586)	$ 6,856
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		2,586	6,856
Depreciation expense	$ 217,407	$ 219,913	$ 220,951